TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Operating and capital loss carry forward	$ 14,567	$ 11,264
Reserves and allowances	785	215
Deferred tax asset before valuation allowance	15,352	11,479
Valuation allowance	(12,736)	(8,749)
Net deferred tax asset	2,616	2,730
Deferred tax liability	(609)	(1,006)
Net deferred tax asset	$ 2,007	$ 1,724